Document and Entity Information	Nov. 20, 2019
Document And Entity Information [Line Items]
Current Fiscal Year End Date	--06-30
Amendment Flag	false
Entity Central Index Key	0001754301
Document Type	8-K
Document Period End Date	Nov. 20, 2019
Entity Registrant Name	Fox Corporation
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38776
Entity Tax Identification Number	83-1825597
Entity Address, Address Line One	1211 Avenue of the Americas
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	212
Local Phone Number	852-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Class A Common Stock
Document And Entity Information [Line Items]
Security Exchange Name	NASDAQ
Title of 12(b) Security	Class A Common Stock, par value $0.01 per share
Trading Symbol	FOXA
Class B Common Stock
Document And Entity Information [Line Items]
Security Exchange Name	NASDAQ
Title of 12(b) Security	Class B Common Stock, par value $0.01 per share
Trading Symbol	FOX